Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of lease cost
(a) The following table sets forth the breakdown of leasing expenses:

For the years ended December 31,
2019
RMB
Lease cost:
Amortization of right-of-use assets	44,190
Interest of lease liabilities	5,183
Expenses for short-term leases within 12 months	1,499

Total lease cost	50,872

Summary of supplemental cash flow
(b) The following table sets forth the supplemental cash flow information related to leases:

For the years ended December 31,
2019
RMB
Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	51,370

Summary of weighted-average remaining lease term and discount rate
(c) The following table sets forth the weighted-average remaining lease term and discount rate:

As of December 31,
2019
Weighted-average remaining lease term
Operating leases	2.46 years
Weighted-average discount rate
Operating leases	4.75%

Summary of maturities of lease liabilities
(d) The following table sets forth the maturities of lease liabilities:

For the years ended December 31,
2019
RMB
2020	45,174
2021	40,688
2022	15,285
2023	640

Total undiscounted lease payments	101,787
Less: imputed interest	(16,644)

Total lease liabilities	85,143

Summary of non-cancellable future minimum lease payments
(e) The following table sets forth the non-cancellable future minimum lease payments for the Group’s operating leases under the previous lease standard (“ASC Topic 840”) as of December 31, 2018:

As of December 31,
2018
RMB
2019	58,406
2020	45,077
2021	40,221
2022	14,826
Thereafter	640

Total	159,170